Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment are generally depreciated over the following estimated useful lives on a straight-line basis:

Buildings and improvements	20 to 40 years
Land improvements	10 to 20 years
Furniture and fixtures	3 to 20 years
Equipment	3 to 15 years

Schedule of Contract and Contract - related Liabilities

The following table summarizes the activity related to contract and contract-related liabilities:

	Outstanding Chip Liability		Loyalty Program		Customer Advances and Other
	2017	2016	2017	2016	2017	2016
	(in thousands)
Balance at January 1	$227,538	$282,810	$88,379	$84,365	$437,287	$281,500
Balance at December 31	597,753	227,538	91,119	88,379	539,626	437,287
Increase / (decrease)	370,215	(55,272)	2,740	4,014	102,339	155,787

Schedule of Diluted Weighted-Average Number of Common and Common Equivalent Shares Adjustments for Potential Dilution of Share-Based Awards Outstanding

Diluted weighted-average common and common equivalent shares include adjustments for potential dilution of share-based awards outstanding under the Company’s stock compensation plan.

	Year Ended December 31,
	2017	2016	2015
Numerator:	(In thousands)
Net income (loss) attributable to MGM Resorts International	$1,952,052	$1,100,408	$(445,515)
Adjustment related to redeemable noncontrolling interests	(18,363)	(28)	—
Net income (loss) available to common stockholders - basic	1,933,689	1,100,380	(445,515)
Potentially dilutive effect due to MGP Omnibus Plan	(90)	(40)	—
Potentially dilutive effect due to MGM China Share Option Plan	(178)	(11)	—
Net income (loss) attributable to common stockholders - diluted	$1,933,421	$1,100,329	$(445,515)
Denominator:
Weighted-average common shares outstanding basic	572,253	568,134	542,873
Potential dilution from share-based awards	6,542	5,183	—
Weighted-average common and common equivalent shares - diluted	578,795	573,317	542,873
Antidilutive share-based awards excluded from the calculation of diluted earnings per share	2,601	4,207	18,276

Summary of Changes in Accumulated Other Comprehensive Income

The following table summarizes the changes in the accumulated balance of other comprehensive income:

	Currency Translation Adjustments	Cash Flow Hedges	Other	Total
	(In thousands)
Balance, January 1, 2016	$14,022	$—	$—	$14,022
Other comprehensive income (loss) before reclassifications	(2,680)	1,521	1,074	(85)
Amounts reclassified from accumulated other comprehensive income to interest expense	—	358	—	358
Other comprehensive income (loss), net of tax	(2,680)	1,879	1,074	273
Other comprehensive income (loss) attributable to noncontrolling interest	1,203	(445)	—	758
Balance, December 31, 2016	12,545	1,434	1,074	15,053
Other comprehensive income (loss) before reclassifications	(43,188)	(1,221)	98	(44,311)
Amounts reclassified from accumulated other comprehensive income (loss) to interest expense	—	9,216	—	9,216
Other comprehensive income (loss), net of tax	(43,188)	7,995	98	(35,095)
Other comprehensive income (loss) attributable to noncontrolling interest	19,193	(2,761)	—	16,432
Balance, December 31, 2017	$(11,450)	$6,668	$1,172	$(3,610)

Accounting Standards Update 2014-09
Schedule of Increase / (Decrease) By Adopting Accounting Standards in Income Statement Line items

These changes, and other less significant adjustments that were required upon adoption, did not have an aggregate material impact on operating income, net income, or cash flows. The following tables show the increase/(decrease) to our 2017 quarterly and full-year 2017, 2016, and 2015 income statement line items as follows:

	Three Months Ended				Twelve Months Ended
	Dec 31, 2017	Sep 30, 2017	June 30, 2017	Mar 31, 2017	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
	Increase/(decrease)
Revenues	(in thousands)
Casino	$(241,045)	$(260,644)	$(232,305)	$(233,915)	$(967,909)	$(828,364)	$(782,222)
Rooms	(2,987)	8,518	(715)	(3,455)	1,361	(20,814)	(42,152)
Food and beverage	16,296	21,967	18,552	24,867	81,682	87,895	72,990
Entertainment, retail, and other	(1,204)	(2,867)	(3,328)	(1,169)	(8,568)	(9,142)	(10,867)
	(228,940)	(233,026)	(217,796)	(213,672)	(893,434)	(770,425)	(762,251)
Promotional allowances	229,297	236,460	228,193	223,059	917,009	793,571	751,773
	357	3,434	10,397	9,387	23,575	23,146	(10,478)
Expenses
Casino	(147,081)	(147,144)	(135,898)	(137,660)	(567,783)	(504,561)	(519,569)
Rooms	37,260	35,370	34,381	33,833	140,844	121,551	113,560
Food and beverage	100,043	104,786	101,516	103,317	409,662	367,166	353,364
Entertainment, retail, and other	10,220	11,779	11,676	10,718	44,393	41,401	39,306
General and administrative	(68)	(111)	(114)	(47)	(340)	(83)	9
Corporate expense	(2)	—	40	(41)	(3)	(69)	(71)
	372	4,680	11,601	10,120	26,773	25,405	(13,401)
Income from unconsolidated affiliates	25	89	56	63	233	671	471
Operating income (loss)	10	(1,157)	(1,148)	(670)	(2,965)	(1,588)	3,394

Income (loss) before income taxes	10	(1,157)	(1,148)	(670)	(2,965)	(1,588)	3,394
Benefit (provision) for income taxes	(6,310)	405	401	235	(5,269)	556	(1,189)
Net income (loss)	(6,300)	(752)	(747)	(435)	(8,234)	(1,032)	2,205
Net income (loss) attributable to MGM Resorts International	(6,300)	(752)	(747)	(435)	(8,234)	(1,032)	2,205
Net income (loss) per share of common stock attributable to MGM Resorts International
Basic	$(0.01)	$—	$(0.01)	$—	$(0.01)	$—	$—
Diluted	$(0.01)	$—	$—	$—	$(0.01)	$—	$—